Condensed Consolidated Statements of Operations and Comprehensive Loss Unaudited - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Collaboration revenue	$ 762	$ 762	$ 1,525	$ 1,525	$ 3,051	$ 2,483
Other revenue	1,737	2,320	4,701	5,651	9,260	5,672
Total revenue	14,144	19,780	37,124	38,640	81,626	55,889
Operating expenses
Research and development	17,636	8,590	31,436	16,708	43,496	30,749
Selling, general and administrative	36,812	14,833	67,627	27,642	77,971	36,882
Total operating expenses	61,525	31,408	117,792	58,580	154,930	90,245
Loss from operations	(47,381)	(11,628)	(80,668)	(19,940)	(73,304)	(34,356)
Interest income and other, net	833	69	1,039	71	225	230
Interest expense		(148)		(1,322)	(1,324)	(18,338)
Change in fair value of warrant liabilities	14,536		27,176		(6,952)
Change in fair value of earn-out liability	9,027		25,489		(1,869)
Loss on extinguishment of debt, net		(1,630)		(1,630)	(4,323)	(551)
Other income (expense)
Total other income (expense)	24,396	(1,709)	53,704	(2,881)	(14,243)	(18,659)
Net loss	(22,985)	(13,337)	(26,964)	(22,821)	(87,547)	(53,015)
Other comprehensive loss
Net unrealized loss on available-for-sale securities	(209)	14	(861)	8	(68)	(25)
Foreign currency translation (loss) gain	(11)		(14)	1	(2)	(4)
Total other comprehensive (loss) gain	(220)	14	(875)	9	(70)	(29)
Comprehensive loss	$ (23,205)	$ (13,323)	$ (27,839)	$ (22,812)	$ (87,617)	$ (53,044)
Net loss per share, basic and diluted (in Dollars per share)	$ (0.13)	$ (0.12)	$ (0.15)	$ (0.2)	$ (0.64)	$ (0.81)
Weighted-average shares outstanding, basic and diluted (in Shares)	183,143,391	114,904,241	182,599,949	114,691,007	137,157,283	65,161,358
Assay services revenue
Revenue
Revenue	$ 10,931	$ 16,236	$ 29,731	$ 30,809	$ 68,038	$ 45,827
Operating expenses
Cost of revenue	6,571	7,656	17,951	13,811	32,782	21,857
Product revenue
Revenue
Revenue	714	462	1,167	655	1,277	1,907
Operating expenses
Cost of revenue	$ 506	$ 329	$ 778	$ 419	$ 681	$ 757